Eaton Vance Management

Two International Place

Suite 1400

Boston, MA 02110

617 482 8260

eatonvance.com

January 28, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Preliminary Proxy Statement for Eaton Vance Floating-Rate Income Plus Fund (the “Registrant”) (File No. 811-22821)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Special Meeting of Shareholders, Proxy Statement and forms of Proxy Cards with regard to the Registrant’s upcoming Special Meeting of Shareholders (“Proxy Materials”).

The definitive Proxy Materials are expected to be mailed to shareholders on or about February 9, 2021.

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at 617-672-6170.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon

Vice President, Counsel